Quarterly Holdings Report
for
Fidelity® Dividend Growth Fund
April 30, 2025
DGF-NPRT3-0625
1.800335.121
Common Stocks - 98.3%
	Shares	Value ($)
BERMUDA - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cool Company Ltd (a)	1,115,436	6,969,197
Industrials - 0.1%
Marine Transportation - 0.1%
Himalaya Shipping Ltd (a)	411,353	2,154,943
Himalaya Shipping Ltd (United States) (a)	1,333,100	6,958,782
		9,113,725
TOTAL BERMUDA		16,082,922
BRAZIL - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Wheaton Precious Metals Corp	417,700	34,877,011
CANADA - 4.1%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Restaurant Brands International Inc (United States) (a)	503,100	32,399,640
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Parkland Corp	985,677	24,831,396
Teekay Tankers Ltd Class A (a)	1,062,723	45,240,118
		70,071,514
Financials - 2.3%
Capital Markets - 2.3%
Brookfield Corp Class A (United States) (a)	3,016,300	161,884,821
Materials - 0.3%
Metals & Mining - 0.3%
Agnico Eagle Mines Ltd/CA	168,300	19,780,683
TOTAL CANADA		284,136,658
DENMARK - 0.4%
Health Care - 0.4%
Pharmaceuticals - 0.4%
Novo Nordisk A/S Class B ADR	373,000	24,785,850
FRANCE - 0.3%
Industrials - 0.3%
Aerospace & Defense - 0.3%
Thales SA	66,900	18,740,186
MEXICO - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Borr Drilling Ltd (a)	2,948,049	5,011,683
NETHERLANDS - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
ASML Holding NV	5,500	3,629,368
BE Semiconductor Industries NV	170,200	18,170,515

TOTAL NETHERLANDS		21,799,883
NORWAY - 0.5%
Industrials - 0.5%
Marine Transportation - 0.5%
2020 Bulkers Ltd (b)	1,271,181	13,550,759
Stolt-Nielsen Ltd	892,600	19,991,138

TOTAL NORWAY		33,541,897
TAIWAN - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 1.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	615,500	102,597,695
UNITED KINGDOM - 1.7%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Vistry Group PLC (c)	2,671,400	22,400,620
Consumer Staples - 1.2%
Tobacco - 1.2%
British American Tobacco PLC	1,956,034	85,201,593
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems PLC	473,900	10,986,251
TOTAL UNITED KINGDOM		118,588,464
UNITED STATES - 88.4%
Communication Services - 10.7%
Interactive Media & Services - 8.7%
Alphabet Inc Class A	1,965,400	312,105,520
Meta Platforms Inc Class A	524,400	287,895,600
		600,001,120
Media - 1.3%
Comcast Corp Class A	1,919,992	65,663,726
New York Times Co/The Class A	511,500	26,628,690
		92,292,416
Wireless Telecommunication Services - 0.7%
T-Mobile US Inc	191,000	47,167,450
TOTAL COMMUNICATION SERVICES		739,460,986

Consumer Discretionary - 3.7%
Distributors - 0.3%
A-Mark Precious Metals Inc	991,300	24,148,068
Diversified Consumer Services - 0.7%
Service Corp International/US	575,500	45,982,450
Hotels, Restaurants & Leisure - 1.2%
Hilton Worldwide Holdings Inc	74,500	16,798,260
Marriott International Inc/MD Class A1	38,800	9,256,904
Starbucks Corp	800	64,040
Vail Resorts Inc (a)	425,400	59,215,680
		85,334,884
Household Durables - 1.5%
Somnigroup International Inc (a)	1,652,900	100,926,074
TOTAL CONSUMER DISCRETIONARY		256,391,476

Consumer Staples - 4.2%
Beverages - 1.3%
Constellation Brands Inc Class A	228,500	42,852,890
Keurig Dr Pepper Inc	1,292,800	44,717,952
		87,570,842
Consumer Staples Distribution & Retail - 0.3%
Albertsons Cos Inc Class A	980,700	21,555,786
Food Products - 0.7%
JM Smucker Co (a)	423,000	49,182,210
Household Products - 0.3%
Reynolds Consumer Products Inc	953,036	21,919,828
Tobacco - 1.6%
Altria Group Inc	364,200	21,542,430
Philip Morris International Inc	533,000	91,334,880
		112,877,310
TOTAL CONSUMER STAPLES		293,105,976

Energy - 7.9%
Energy Equipment & Services - 0.6%
Archrock Inc	955,700	22,487,621
Kodiak Gas Services Inc	523,100	17,790,631
		40,278,252
Oil, Gas & Consumable Fuels - 7.3%
Core Natural Resources Inc	270,188	19,510,275
DHT Holdings Inc	1,741,400	18,615,566
Energy Transfer LP	7,554,400	124,949,777
Enterprise Products Partners LP	3,416,600	102,156,340
Exxon Mobil Corp	848,897	89,668,990
MPLX LP	1,303,500	66,387,255
Shell PLC ADR	1,277,700	82,386,096
		503,674,299
TOTAL ENERGY		543,952,551

Financials - 15.8%
Banks - 4.0%
Bank of America Corp	3,366,300	134,248,044
Wells Fargo & Co	2,054,693	145,903,750
		280,151,794
Capital Markets - 4.1%
Ares Capital Corp (a)	2,354,932	48,652,895
Blue Owl Capital Corp	8,330,915	116,716,119
Blue Owl Capital Inc Class A	2,238,700	41,483,111
Cboe Global Markets Inc	223,700	49,616,660
KKR & Co Inc Class A	223,200	25,505,064
		281,973,849
Consumer Finance - 0.4%
FirstCash Holdings Inc	222,800	29,846,288
Financial Services - 5.1%
Apollo Global Management Inc	839,800	114,615,904
Mastercard Inc Class A	150,200	82,318,612
UWM Holdings Corp Class A (a)	2,507,800	11,786,660
Visa Inc Class A	409,693	141,548,932
		350,270,108
Insurance - 2.2%
Arthur J Gallagher & Co	114,700	36,783,143
Chubb Ltd	186,400	53,325,312
Marsh & McLennan Cos Inc	119,500	26,943,665
The Travelers Companies, Inc.	123,800	32,699,294
		149,751,414
TOTAL FINANCIALS		1,091,993,453

Health Care - 6.9%
Health Care Providers & Services - 3.1%
Cigna Group/The	289,900	98,577,596
Elevance Health Inc	43,900	18,463,462
Humana Inc	164,000	43,007,360
UnitedHealth Group Inc	129,306	53,201,661
		213,250,079
Life Sciences Tools & Services - 1.1%
Bruker Corp	608,500	24,376,510
Danaher Corp	97,700	19,474,541
Thermo Fisher Scientific Inc	72,600	31,145,400
		74,996,451
Pharmaceuticals - 2.7%
Eli Lilly & Co	12,900	11,596,455
Merck & Co Inc	636,800	54,255,360
Perrigo Co PLC	266,500	6,854,380
Royalty Pharma PLC Class A	3,513,500	115,313,070
		188,019,265
TOTAL HEALTH CARE		476,265,795

Industrials - 17.9%
Aerospace & Defense - 4.4%
Boeing Co (c)	1,306,700	239,439,709
GE Aerospace	110,550	22,280,247
General Dynamics Corp	17,600	4,789,312
Howmet Aerospace Inc	132,700	18,389,566
Huntington Ingalls Industries Inc	51,100	11,770,374
Textron Inc	144,100	10,140,317
		306,809,525
Commercial Services & Supplies - 0.5%
Brink's Co/The	358,600	32,001,464
Construction & Engineering - 2.8%
Comfort Systems USA Inc	104,500	41,543,975
EMCOR Group Inc (a)	291,100	116,643,770
Quanta Services Inc	128,800	37,698,472
		195,886,217
Electrical Equipment - 3.6%
GE Vernova Inc	510,287	189,224,625
Vertiv Holdings Co Class A (a)	731,400	62,446,932
		251,671,557
Machinery - 3.5%
Allison Transmission Holdings Inc	1,354,559	124,944,522
Westinghouse Air Brake Technologies Corp	617,100	114,003,054
		238,947,576
Professional Services - 3.1%
Genpact Ltd	208,900	10,499,314
Paycom Software Inc	486,700	110,184,013
SS&C Technologies Holdings Inc	1,250,900	94,568,040
		215,251,367
TOTAL INDUSTRIALS		1,240,567,706

Information Technology - 15.3%
Electronic Equipment, Instruments & Components - 0.0%
Vontier Corp	6,702	213,190
Semiconductors & Semiconductor Equipment - 7.5%
Amkor Technology Inc	337,300	5,885,885
Broadcom Inc	737,600	141,965,872
Marvell Technology Inc	181,105	10,571,099
NVIDIA Corp	3,327,700	362,453,084
		520,875,940
Software - 7.0%
Intuit Inc	75,100	47,122,997
Microsoft Corp	949,000	375,101,740
Salesforce Inc	219,400	58,954,974
		481,179,711
Technology Hardware, Storage & Peripherals - 0.8%
Apple Inc	192,172	40,836,550
Dell Technologies Inc Class C	86,700	7,955,592
Western Digital Corp (c)	110,300	4,837,758
		53,629,900
TOTAL INFORMATION TECHNOLOGY		1,055,898,741

Materials - 0.9%
Metals & Mining - 0.9%
Newmont Corp	724,400	38,161,392
Royal Gold Inc	169,600	30,987,616
		69,149,008
Real Estate - 2.0%
Health Care REITs - 1.1%
Ventas Inc	1,070,400	75,013,632
Industrial REITs - 0.0%
Rexford Industrial Realty Inc	154,000	5,097,400
Real Estate Management & Development - 0.4%
St Joe Co/The	588,800	24,918,016
Specialized REITs - 0.5%
Millrose Properties Inc Class A	1,294,400	32,411,776
TOTAL REAL ESTATE		137,440,824

Utilities - 3.1%
Electric Utilities - 2.9%
Edison International	230,100	12,312,651
Exelon Corp	329,630	15,459,647
FirstEnergy Corp (a)	1,786,400	76,600,832
NextEra Energy Inc	1,452,700	97,156,576
		201,529,706
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The	1,431,600	14,316,000
TOTAL UTILITIES		215,845,706

TOTAL UNITED STATES		6,120,072,222
ZAMBIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
First Quantum Minerals Ltd (c)	1,781,400	23,918,261
TOTAL COMMON STOCKS (Cost $5,498,761,644)		6,804,152,732

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.33	82,090,041	82,106,459
Fidelity Securities Lending Cash Central Fund (d)(e)	4.33	136,978,243	136,991,941
TOTAL MONEY MARKET FUNDS (Cost $219,098,400)			219,098,400

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $5,717,860,044)	7,023,251,132
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(100,296,829)
NET ASSETS - 100.0%	6,922,954,303

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Affiliated company
(c)	Non-income producing
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,877,197	1,796,085,936	1,769,856,674	1,317,347	-	-	82,106,459	82,090,041	0.1%
Fidelity Securities Lending Cash Central Fund	85,660,077	1,866,868,511	1,815,536,647	216,564	-	-	136,991,941	136,978,243	0.5%
Total	141,537,274	3,662,954,447	3,585,393,321	1,533,911	-	-	219,098,400

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
2020 Bulkers Ltd	17,371,463	-	-	981,987	-	(3,820,704)	13,550,759	1,271,181
Total	17,371,463	-	-	981,987	-	(3,820,704)	13,550,759

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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